EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended							12 Months Ended	0 Months Ended	12 Months Ended
	Sep. 07, 2013	Jun. 12, 2012	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011	Aug. 02, 2013	Mar. 15, 2012	Dec. 28, 2010	Nov. 10, 2010	Dec. 31, 2013 Principal Owner [Member]	Aug. 30, 2013 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 25, 2012 Parent Company [Member]	Dec. 27, 2011 Parent Company [Member]
Distributions to owners [Line Items]
Payments of Capital Distribution			$ 35,000	$ 0	$ 0					$ 35,000	$ 35,000		$ 0	$ 0
Distributions declared, but unpaid			$ 7,654									$ 7,654	$ 0	$ 0
Common Stock, Dividends, Per Share, Declared			$ 0.12
Common stock, shares outstanding (in shares)	50,569,730		63,789,730	50,569,730	50,569,730			50,569,730
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01					$ 0.01
Common stock, shares authorized (in shares)			200,000,000	200,000,000		200,000,000	2,000,000		1,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.0113946	1,000.0000000	50